UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	02/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
New York--94.3%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	1,797,060
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/32	8,325,000	6,014,146
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	190,000	192,098
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	20,000,000 a,b	20,348,300
Buffalo,
GO (Insured; FGIC)	5.00	12/1/12	1,800,000	1,923,192
Buffalo,
GO (Insured; FGIC)	5.13	12/1/14	2,820,000	2,927,921
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
FGIC)	4.50	9/1/18	1,110,000	1,191,085
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,056,751
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,107,924
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,142,159
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,189,916
Erie County,
Public Improvement GO
(Insured; MBIA, Inc.)	5.25	4/1/18	2,000,000	2,041,960
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home
and Affiliates Life Care
Community, Inc. Project)	6.00	2/1/28	1,500,000	1,080,015

Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,802,400
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	5,830,680
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	3,582,767
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000	7,375,410
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,348,900
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	9,887,400
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	18,435,520
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	5.00	9/1/25	23,765,000	23,501,684
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	10,000,000	10,140,600
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA, Inc.)	5.50	7/1/24	10,000,000	10,142,300
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000	3,512,115
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	17,300,000	17,035,483
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/35	10,000,000	9,600,700
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	10,000,000	9,955,700
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.63	6/1/10	500,000 c	539,960
Nassau County,
General Improvement GO
(Insured; FSA)	5.75	3/1/10	4,955,000 c	5,172,128
Nassau County Health Care
Corporation, Health System
Revenue (Insured; FSA)	6.00	8/1/09	4,000,000 c	4,168,600
Nassau County Industrial

Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	11,195,265
New York City,
GO	5.80	8/1/11	190,000	190,636
New York City,
GO	5.50	6/1/13	875,000 c	1,013,355
New York City,
GO	5.25	10/15/19	5,000,000	5,151,000
New York City,
GO	5.00	11/1/19	9,000,000	9,225,450
New York City,
GO	5.00	4/1/20	3,500,000	3,560,480
New York City,
GO	5.00	8/1/20	2,000,000	2,033,220
New York City,
GO	5.25	10/15/22	2,000,000	2,018,100
New York City,
GO	5.50	6/1/23	125,000	127,113
New York City,
GO (Insured; AMBAC)	5.75	8/1/12	1,570,000 c	1,794,651
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	3,430,000	3,767,409
New York City,
GO (Insured; FSA)	5.25	10/15/19	1,450,000	1,493,790
New York City,
GO (Insured; MBIA, Inc.)	5.25	5/15/18	11,000,000	11,498,630
New York City Health and Hospital
Corporation, Health System
Revenue	5.25	2/15/17	1,550,000	1,565,609
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/12	1,460,000	1,605,956
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.25	7/1/15	1,640,000	1,850,248
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,000,000	1,012,090
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	3,046,675
New York City Industrial
Development Agency, Civic

Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	5,850,000	4,977,180
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/20	2,775,000	2,651,679
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/26	5,000,000	4,430,450
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	8,773,937
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,108,625
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	12,500,000	9,657,000
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	1,855,760
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/18/16	2,830,000	2,664,275
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	23,091,310
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	4.50	6/15/38	24,000,000	20,901,360
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	9,740,400
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	8,525,000	8,826,018
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,770,524

New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	12,500,000	10,638,500
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/22	19,000,000	19,691,410
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	1/15/24	10,000,000	10,168,200
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/27	10,000,000	9,951,900
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 c	1,035,720
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,357,900
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 d	8,454,330
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 c	5,178,600
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000	15,662,195
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	5,000,000	4,947,000
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,645,643
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 c	721,494
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	267,075
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,263,283
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; FGIC)	5.75	7/1/16	2,000,000	2,093,520
New York State Dormitory
Authority, Consolidated Third
General Resolution Revenue
(City University System)
(Insured; FSA)	5.50	7/1/09	10,000,000 c	10,270,700
New York State Dormitory
Authority, Court Facilities LR

(The City of New York Issue)	5.75	5/15/14	3,715,000	4,191,374
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester
Issue)	5.00	8/1/10	5,570,000	5,643,970
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured;
FGIC)	5.00	7/1/37	11,000,000	10,564,730
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/16	3,755,000	4,071,471
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/20	4,490,000	4,838,110
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA, Inc.)	5.75	7/1/27	33,625,000	38,020,124
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	10,099,500
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 c	10,994,600
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	2,235,000	2,393,260
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,
Inc.) (Collateralized; FHA)	6.10	2/1/37	8,300,000	8,303,237
New York State Dormitory
Authority, Revenue (4201
Schools Program) (Insured;
MBIA, Inc.)	5.25	7/1/10	1,670,000	1,710,013
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Banks PLC)	5.00	7/1/15	2,000,000	2,026,720
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	16,738,500
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	5,000,000	5,497,100
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,865,800

New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	10,904,859
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,472,635
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,783,833
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	5.75	7/1/20	3,000,000	3,411,690
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	0.00	7/1/28	18,335,000 e	7,450,244
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 c	2,669,075
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000	32,197
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000	6,352,023
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,168,473
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	5,455,794
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/11	550,000	550,451
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/13	1,000,000	1,000,370
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	7,925,000	7,335,856
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	6,305,000	5,836,286
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of

New York University) (Insured;
MBIA, Inc.)	5.00	7/1/27	5,045,000	5,008,777
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,445,796
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,375,659
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,725,799
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	1,830,902
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,172,205
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	7,126,600
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,342,123
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA,
Inc.)	5.50	11/1/13	2,625,000	2,695,665
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,195,920
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	1,873,450
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	5,380,500
New York State Dormitory
Authority, Revenue (Park Ridge
Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	2,997,993
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,085,340
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,832,363
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.25	7/1/29	11,000,000	11,820,160

New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital) (Insured;
AMBAC)	5.25	8/1/15	2,135,000	2,237,971
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA, Inc.)	5.38	10/1/22	31,000,000	32,286,190
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/10	1,180,000	1,239,000
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	20,000,000	21,813,400
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,140,000	1,264,192
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,705,450
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	11,010,000	11,983,174
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	5,000,000	5,849,600
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.50	5/15/13	13,000,000	14,469,520
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.25	5/15/15	6,825,000	7,743,509
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	2,500,000	2,543,350
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Banknorth NA)	6.50	8/15/30	5,000,000	5,060,150
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,168,140
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000	783,310

New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	4,600,000 c	5,214,974
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000 c	567,825
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000 c	5,741,750
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/24	7,500,000	7,796,400
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	20,000,000	19,867,400
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,043,740
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	4.45	7/1/09	2,000,000	1,984,980
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	983,580
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)
(Collateralized; SONYMA)	4.40	2/15/11	1,450,000	1,455,612
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,491,195
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,543,500
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000	9,873,100
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; FGIC)	5.00	9/15/20	1,270,000	1,341,742
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	2,920,000	2,939,856
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	4,300,000	4,321,457
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	3,965,000	3,947,752
New York State Mortgage Agency,

Homeowner Mortgage Revenue	5.40	4/1/29	8,725,000	8,224,709
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	8,250,000	7,870,088
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000	5,020,950
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 c	2,131,480
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,579,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	14,035,000	14,043,982
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,413,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	13,359,654
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,763,759
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.25	1/1/20	10,000,000	10,707,400
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.00	1/1/26	6,425,000	6,323,999
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; MBIA, Inc.)	5.70	4/1/20	20,000,000	23,413,200
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	2,500,000	2,230,900
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,035,143
Niagara Falls City School
District, COP (High School
Facility) (Insured; MBIA, Inc.)	5.63	6/15/13	2,045,000	2,386,311
Orange County Industrial
Development Agency, Life Care
Community Revenue (The Glen
Arden, Inc. Project)	5.70	1/1/28	4,600,000	3,027,674
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	16,447,800
Port Authority of New York and New
Jersey (Consolidated Bonds,

132nd Series)	5.00	9/1/33	10,000,000	9,999,900
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,493,550
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series)	5.00	11/1/28	8,000,000	7,297,840
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/13	6,000,000	5,854,560
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/14	10,000,000	9,612,900
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	15,055,000	14,062,424
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	11,000,000	11,188,320
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA, Inc.)	5.25	10/15/18	20,000,000	22,572,200
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA, Inc.)	5.00	10/15/24	10,000,000	10,378,800
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/12	1,455,000	1,389,554
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/13	1,000,000	936,860
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P. Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,786,422
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000	9,430,590
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/20	10,755,000	10,951,171
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract

Secured)	5.50	6/1/21	14,360,000	14,535,192
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 c	8,965,725
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	5,000,000	5,356,250
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 c	12,364,790
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	10,068,100
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000	1,675,620
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; MBIA, Inc.)	5.13	1/1/14	3,000,000 c	3,447,930
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	10,122,976
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds
(Westchester Resco Company
Project)	5.50	7/1/09	2,650,000	2,644,382
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	2,135,000	1,887,319
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000 c	2,157,644
U.S. Related--3.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	902,900
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.50	7/1/10	10,100,000	10,437,946
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/15	3,000,000	3,048,690
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000 e	6,466,678
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,015,230
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,324,900
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	5,000,000	4,542,850
University of Puerto Rico,

University System Revenue	5.00	6/1/30	10,000,000	7,582,600
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000	1,003,160
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000	4,249,331
Total Long-Term Municipal Investments
(cost $1,336,132,623)				1,308,279,058
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.7%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	1.25	3/1/09	3,195,000 f	3,195,000
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	1.50	3/1/09	5,200,000 f	5,200,000
New York City,
GO Notes (LOC; Bank of America)	0.60	3/1/09	3,000,000 f	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	1.17	3/1/09	1,000,000 f	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	1.25	3/1/09	5,700,000 f	5,700,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	0.75	3/1/09	4,800,000 f	4,800,000
Total Short-Term Municipal Investments
(cost $22,895,000)				22,895,000
Total Investments (cost $1,359,027,623)			99.6%	1,331,174,058
Cash and Receivables (Net)			.4%	5,264,727
Net Assets			100.0%	1,336,438,785

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, this security amounted to $20,348,300 or 1.5% of net assets.
b	Collateral for floating rate borrowings.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,359,027,623. Net unrealized depreciation on investments was $27,853,565 of which $33,798,649 related to appreciated investment securities and $61,652,214 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investment in Securities	0	1,331,174,058	0	1,331,174,058
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)